Income Tax (Benefit) Provision Calculated at the Statutory U.S. Federal Income Tax Rate and the Actual Income Tax (Benefit) Provision Recorded (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory federal income tax provision (benefit) - continuing operations	$ (56)	$ (83)	$ 133
Adjustment for nontaxable (income) loss of Host Inc. - continuing operations	25	43	(144)
State income tax provision, net	(5)	(3)	2
Uncertain tax positions provision (benefit)		(7)	2
Foreign income tax provision	5	11	4
Income tax (benefit) provision - continuing operations	$ (31)	$ (39)	$ (3)